Prepayments, Deposits and Other Assets, Net (Details) - USD ($)	1 Months Ended
	Mar. 24, 2023	Jun. 30, 2023	Dec. 31, 2022
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company	167,592,318
Prepay equivalent (in Dollars)		$ 1,707,141	$ 1,447,752
Percentage of equity of DTI	32.00%
DTI Group Limited [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company	698,301
Prepay equivalent (in Dollars)	$ 15,906,187